Condensed Financial Information of Registrant (Parent Company Only) (Details) - Condensed Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 61,412	$ 50,438	$ 242,898	$ 201,562	$ 172,539
Operating Expenses	50,042	39,967	179,837	141,065	112,424
Income from operations	(4,354)	(1,817)	7,357	15,886	24,280
Other income (expense), net	(1,250)	(9)	363	(335)	773
Benefit for income taxes	(1,944)	(1,063)	(8,222)	3,375	(13,185)
Net income (loss)	$ (4,166)	$ (4,879)	(1,504)	(13,446)	18,961
Reportable Legal Entities | Parent Company
Equity in net income (loss) of subsidiaries			(1,504)	(13,446)	18,961
Net income (loss)			$ (1,504)	$ (13,446)	$ 18,961